Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

Restricted Cash

In connection with the proposed merger with LHE LNG Holdings, LLC (“LHE”), the Company entered into a side letter agreement pursuant to which the Company is required to maintain approximately $3.8 million in a segregated deposit account subject to a deposit account control agreement. The side letter agreement also provides for a payment obligation to LHE under certain circumstances as specified in the agreement. The Company evaluated the payment obligation under ASC 450-20, Contingencies, and ASC 480, Distinguishing Liabilities from Equity. As of June 30, 2026, the conditions giving rise to the payment obligation had not occurred and, accordingly, the Company determined that recognition of a liability was not required. The $3.8 million held in the segregated account is presented as restricted cash on the Company’s balance sheet as of June 30, 2026.

Office Lease

Effective January 1, 2015, the Company entered into an office lease agreement with Green Court, LLC, a Michigan limited liability company, for approximately 3,657 rentable square feet of space, for the initial monthly rent of $5,986, which commenced on January 1, 2015 for an initial term of 60 months. On October 10, 2017, this lease was amended increasing the rentable square feet of space to 3,950 and the monthly rent to $7,798.

On March 15, 2021, the Company entered into an amendment to the lease, adding approximately 3,248 rentable square feet, increasing the initial monthly rent to $15,452 effective May 2021, and extending the term of the lease to December 31, 2025.

On December 1, 2024, the Company entered into an amendment to the lease, decreasing the total rentable square feet to 6,513, decreasing the initial monthly rent to $15,278 effective March 2025 (after three months of no rent) and extending the term of the lease to March 31, 2029.

The Company records the lease asset and lease liability at the present value of lease payments over the lease term. The lease typically does not provide an implicit rate; therefore, the Company uses its estimated incremental borrowing rate at the time of lease commencement to discount the present value of lease payments. The Company’s discount rate for operating leases at June 30, 2026 was 10%. Lease expense is recognized on a straight-line basis over the lease term. As a result, the Company has been recognizing rents as they become payable based on the adoption of ASC Topic 842. The weighted-average remaining lease term is 2.75 years.

As of June 30, 2026, the maturities of operating lease liabilities are as follows:

Operating Lease
2026	86,395
2027 and beyond	407,177
Total	$493,572
Less: amount representing interest	(64,298)
Present value of future minimum lease payments	429,274
Less: current obligations under leases	(138,644)
Long-term lease obligations	$290,630

For the six months ended June 30, 2026 and 2025, the Company incurred rent expenses of $83,213 and $89,127, respectively.

Employment and Consulting Agreements

Alexander Tokman - Effective August 13, 2024, the Board appointed Alexander Tokman as the Company’s acting Chief Executive Officer and Chairman of the Board of Directors. In connection with his appointment, Mr. Tokman and the Company entered into an employment agreement, dated August 13, 2024 (the “Employment Agreement”). Mr. Tokman’s employment with the Company is “at will” and may be terminated by him or the Company at any time and for any reason. Pursuant to the Employment Agreement, Mr. Tokman will receive an annual base salary of $300,000, subject to adjustment at the Board’s discretion. Mr. Tokman is also eligible for an annual cash bonus based upon the achievement of performance-based objectives established by the Board of Directors.

If Mr. Tokman’s employment is terminated by the Company without cause (as defined in the Omnibus Plan), if Mr. Tokman resigns for good reason (as defined in the Employment Agreement), or if Mr. Tokman’s employment ends following the hiring no later than February 13, 2026 of a replacement chief executive officer whom Mr. Tokman assists in recruiting, Mr. Tokman will be entitled to receive, subject to his execution of a standard release agreement, 12 months’ continuation of his current base salary and a lump sum payment equal to 12 months of continued healthcare coverage (or 24 months’ continuation of his current base salary and a lump sum payment equal to 24 months of continued healthcare coverage if such termination occurs within one year following a change in control). Additionally, under the Employment Agreement, Mr. Tokman is eligible to receive benefits that are substantially similar to those of the Company’s other senior executive officers.

Richard Jacroux - On August 7, 2024, the Company’s Board of Directors appointed Richard Jacroux as Chief Financial Officer. Mr. Jacroux works in a part-time capacity for the Company through Impact Solutions. Mr. Jacroux receives a base monthly fee of $8,650 plus expenses in respect of his services to the Company and any hours worked in excess of 20 hours per week are paid at a rate of $150 per hour. The Company’s needs have typically required more than the base fee, averaging $15,820 a month for the six months ending June 30, 2026.

Litigation

From time to time the Company may become a party to litigation in the normal course of business. As of June 30, 2026, there were no legal matters that management believes would have a material effect on the Company’s financial position or results of operations.

Note 12 - Commitments and Contingencies

Office Lease

Effective January 1, 2015, the Company entered into an office lease agreement with Green Court, LLC, a Michigan limited liability company, for approximately 3,657 rentable square feet of space, for the initial monthly rent of $5,986, which commenced on January 1, 2015 for an initial term of 60 months. On October 10, 2017, this lease was amended increasing the rentable square feet of space to 3,950 and the monthly rent to $7,798.

On March 15, 2021, the Company entered into an amendment to the lease, increasing the total rentable square feet to 7,198, increasing the initial monthly rent to $15,452 effective May 2021, and extending the term of the lease to December 31, 2025.

On December 1, 2024, the Company entered into an amendment to the lease, decreasing the total rentable square feet to 6,513, decreasing the initial monthly rent to $15,278 effective March 2025 (after three months of no rent) and extending the term of the lease to March 31, 2029.

The Company records the lease asset and lease liability at the present value of lease payments over the lease term. The lease typically does not provide an implicit rate; therefore, the Company uses its estimated incremental borrowing rate at the time of lease commencement to discount the present value of lease payments. The Company’s discount rate for operating leases at December 31, 2025 was 10%. Lease expense is recognized on a straight-line basis over the lease term to the extent that collection is considered probable. As a result, the Company has been recognizing rents as they become payable based on the adoption of ASC Topic 842. The weighted-average remaining lease term is 3.17 years.

As of December 31, 2025, the maturities of operating lease liabilities are as follows:

Operating
Lease
2026	172,790
2027 and beyond	407,176
Total	579,966
Less: amount representing interest	(87,614)
Present value of future minimum lease payments	492,352
Less: current obligations under leases	(129,378)
Long-term lease obligations	362,974

For the years ended December 31, 2025 and 2024, the Company incurred rent expenses of $176,822 and $203,265, respectively.

Employment and Consulting Agreements

Alexander Tokman - Effective August 13, 2024, the Board appointed Alexander Tokman as the Company’s Chief Executive Officer and Chairman of the Board of Directors. In connection with his appointment, Mr. Tokman and the Company entered into an employment agreement, dated August 13, 2024 (the “Employment Agreement”). Mr. Tokman’s employment with the Company is “at will” and may be terminated by him or the Company at any time and for any reason. Pursuant to the Employment Agreement, Mr. Tokman will receive an annual base salary of $300,000, subject to adjustment at the Board’s discretion. Mr. Tokman is also eligible for an annual cash bonus based upon the achievement of performance-based objectives established by the Board of Directors. If Mr. Tokman’s employment is terminated by the Company without cause (as defined in the Omnibus Plan), if Mr. Tokman resigns for good reason (as defined in the Employment Agreement), or if Mr. Tokman’s employment ends following the hiring no later than February 13, 2026 of a replacement chief executive officer whom Mr. Tokman assists in recruiting, Mr. Tokman will be entitled to receive, subject to his execution of a standard release agreement, 12 months’ continuation of his current base salary and a lump sum payment equal to 12 months of continued healthcare coverage (or 24 months’ continuation of his current base salary and a lump sum payment equal to 24 months of continued healthcare coverage if such termination occurs within one year following a change in control). Additionally, under the Employment Agreement, Mr. Tokman is eligible to receive benefits that are substantially similar to those of the Company’s other senior executive officers.

Richard Jacroux - On August 7, 2024, the Company’s Board of Directors appointed Richard Jacroux as Chief Financial Officer. Mr. Jacroux works in a part-time capacity for the Company through Impact Solve, LLC (dba Impact Solutions) an accounting and chief financial officer service firm. The Company pays Impact Solutions a base monthly fee of $8,650 plus expenses in respect of his services to the Company and any hours worked in excess of 20 hours per week are paid at a rate of $150 per hour.

Litigation

From time to time the Company may become a party to litigation in the normal course of business. During the year ended December 31, 2025, the Company recognized $10,000 of expense related to certain minor legal matters.